Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
November 30, 2025
SDX-NPRT1-0126
1.9884840.108
Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.4%
Citibank NA 5.488% 12/4/2026	510,000	517,077
Fifth Third Bank OH 2.25% 2/1/2027	250,000	245,114
Fifth Third Bank OH 3.85% 3/15/2026	420,000	419,382
KeyBank NA/Cleveland OH 5.85% 11/15/2027	930,000	958,549
KeyBank NA/Cleveland OH 6.95% 2/1/2028	390,000	410,981
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	2,160,000	2,178,961
Morgan Stanley Bank NA 4.968% 7/14/2028 (b)	4,680,000	4,745,834
Morgan Stanley Bank NA 5.504% 5/26/2028 (b)	1,280,000	1,306,370
PNC Bank NA 2.7% 10/22/2029	430,000	407,134
PNC Bank NA 3.25% 1/22/2028	640,000	633,235
Truist Bank 4.136% 10/23/2029 (b)	1,500,000	1,498,850
Truist Bank 4.42% 7/24/2028 (b)	1,000,000	1,004,824
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	1,270,000	1,278,122
		15,604,433
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (b)	1,810,000	1,815,759
TOTAL FINANCIALS		17,420,192

TOTAL BANK NOTES (Cost $17,236,688)		17,420,192

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Export Development Canada 3% 5/25/2027	2,350,000	2,328,899
Province of British Columbia 3.9% 8/27/2030	1,400,000	1,407,879
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,559,922
Province of Ontario 4.7% 1/15/2030	4,500,000	4,666,053
Province of Quebec 2.75% 4/12/2027	1,000,000	987,074
Province of Quebec 4.5% 4/3/2029	3,000,000	3,077,641
TOTAL CANADA		14,027,468
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	747,840
Chilean Republic 3.24% 2/6/2028	400,000	392,800
TOTAL CHILE		1,140,640
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	988,437
Indonesia Government 4.3% 4/16/2031	1,500,000	1,500,000
Indonesia Government 5.25% 1/15/2030	1,000,000	1,038,438
TOTAL INDONESIA		3,526,875
ISRAEL - 0.1%
Israel Government 5.375% 2/19/2030	1,700,000	1,758,611
Israel Government 5.375% 3/12/2029	700,000	720,950
TOTAL ISRAEL		2,479,561
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	550,000	528,963
KOREA (SOUTH) - 0.0%
Korean Republic 3.625% 10/29/2030	200,000	199,360
Korean Republic 4.5% 7/3/2029	1,500,000	1,540,822
TOTAL KOREA (SOUTH)		1,740,182
MEXICO - 0.1%
United Mexican States 4.15% 3/28/2027	470,000	469,530
United Mexican States 5.4% 2/9/2028	1,250,000	1,278,750
United Mexican States 6% 5/13/2030	1,600,000	1,681,200
TOTAL MEXICO		3,429,480
PANAMA - 0.0%
Panamanian Republic 7.5% 3/1/2031	700,000	771,400
PHILIPPINES - 0.1%
Philippine Republic 5.17% 10/13/2027	1,000,000	1,020,760
Philippine Republic 7.75% 1/14/2031	1,300,000	1,511,250
TOTAL PHILIPPINES		2,532,010
POLAND - 0.0%
Republic of Poland 4.625% 3/18/2029	500,000	511,240
Republic of Poland 4.875% 2/12/2030	800,000	825,600
TOTAL POLAND		1,336,840
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	400,000	401,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,438,520)		31,914,819

Non-Convertible Corporate Bonds - 26.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 3.905% 6/9/2027 (d)	1,140,000	1,141,677
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	287,194
National Australia Bank Ltd/New York 4.9% 6/13/2028 (d)	440,000	451,077
Westpac Banking Corp 3.35% 3/8/2027	360,000	358,143
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,100,799
Westpac Banking Corp 4.043% 8/26/2027	560,000	562,642
Westpac Banking Corp 4.11% 7/24/2034 (b)	310,000	305,479
Westpac Banking Corp 4.322% 11/23/2031 (b)	930,000	928,664
Westpac Banking Corp 4.354% 7/1/2030	130,000	131,808
Westpac Banking Corp 5.05% 4/16/2029	590,000	612,673
Westpac Banking Corp 5.457% 11/18/2027	420,000	433,197
Westpac Banking Corp 5.535% 11/17/2028	310,000	325,001
		6,638,354
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	447,387
BHP Billiton Finance USA Ltd 5% 2/21/2030	520,000	537,430
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	484,371
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	431,604
Rio Tinto Finance USA PLC 4.875% 3/14/2030	620,000	638,167
		2,538,959
TOTAL AUSTRALIA		9,177,313
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,000,000	979,455
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	481,700
Paper & Forest Products - 0.1%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	660,030
Suzano Austria GmbH 6% 1/15/2029	650,000	668,850
		1,328,880
TOTAL BRAZIL		1,810,580
CANADA - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	317,610
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	572,345
Rogers Communications Inc 5% 2/15/2029	580,000	591,509
		1,163,854
TOTAL COMMUNICATION SERVICES		1,481,464

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	587,511
Canadian Natural Resources Ltd 5% 12/15/2029	250,000	256,039
Enbridge Inc 1.6% 10/4/2026	500,000	489,926
Enbridge Inc 3.7% 7/15/2027	330,000	327,850
Enbridge Inc 4.2% 11/20/2028	500,000	501,259
Enbridge Inc 5.3% 4/5/2029	600,000	619,345
Enbridge Inc 7.375% 3/15/2055 (b)	290,000	307,126
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	550,000	558,322
TransCanada PipeLines Ltd 4.1% 4/15/2030	1,550,000	1,535,124
TransCanada PipeLines Ltd 4.25% 5/15/2028	694,000	695,869
		5,878,371
Financials - 0.9%
Banks - 0.8%
Bank of Montreal 0.949% 1/22/2027 (b)	100,000	99,519
Bank of Montreal 3.803% 12/15/2032 (b)	600,000	591,463
Bank of Montreal 4.35% 9/22/2031 (b)	320,000	320,509
Bank of Montreal 4.64% 9/10/2030 (b)	370,000	375,336
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,711,555
Bank of Montreal 5.717% 9/25/2028	140,000	146,201
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	360,000	359,515
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,760,000	2,809,176
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	268,098
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)	540,000	548,280
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	2,160,000	2,240,463
National Bank of Canada 4.5% 10/10/2029	550,000	557,255
Royal Bank of Canada 2.05% 1/21/2027	600,000	588,219
Royal Bank of Canada 3.625% 5/4/2027	520,000	518,515
Royal Bank of Canada 3.995% 11/3/2028 (b)	2,080,000	2,076,652
Royal Bank of Canada 4.522% 10/18/2028 (b)	450,000	454,146
Royal Bank of Canada 4.65% 10/18/2030 (b)	900,000	913,422
Royal Bank of Canada 4.696% 8/6/2031 (b)	1,000,000	1,016,266
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,101,147
Royal Bank of Canada 5.153% 2/4/2031 (b)	700,000	723,379
Toronto Dominion Bank 1.2% 6/3/2026	390,000	384,416
Toronto Dominion Bank 1.95% 1/12/2027	1,550,000	1,517,418
Toronto Dominion Bank 3.625% 9/15/2031 (b)	630,000	626,107
Toronto Dominion Bank 4.108% 6/8/2027	520,000	520,777
Toronto Dominion Bank 4.808% 6/3/2030	1,070,000	1,094,259
Toronto Dominion Bank 5.146% 9/10/2034 (b)	160,000	162,493
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,462,127
Toronto Dominion Bank 5.264% 12/11/2026	1,000,000	1,012,998
Toronto Dominion Bank 5.523% 7/17/2028	650,000	674,185
		24,873,896
Capital Markets - 0.1%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	657,403
Brookfield Finance Inc 4.35% 4/15/2030	490,000	492,005
		1,149,408
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	303,472
Manulife Financial Corp 2.484% 5/19/2027	520,000	509,021
Manulife Financial Corp 4.061% 2/24/2032 (b)	230,000	228,987
		1,041,480
TOTAL FINANCIALS		27,064,784

Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co 4.2% 3/12/2031	150,000	150,430
Canadian National Railway Co 6.9% 7/15/2028	190,000	204,216
Canadian Pacific Railway Co 1.75% 12/2/2026	1,133,000	1,108,143
		1,462,789
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	260,000	258,651
TOTAL INDUSTRIALS		1,721,440

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 4.95% 3/14/2030 (e)	350,000	355,806
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	329,766
Nutrien Ltd 4.9% 3/27/2028	620,000	631,156
		960,922
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	460,000	455,789
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	388,273
TOTAL UTILITIES		844,062

TOTAL CANADA		38,306,849
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	1,000,000	991,130
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	1,390,000	1,368,303
GERMANY - 0.6%
Financials - 0.6%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	1,610,000	1,580,427
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	390,000	382,651
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	250,000	250,320
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	290,000	294,963
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	200,000	205,538
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	2,200,000	2,246,636
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	160,000	167,740
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	1,000,000	1,068,625
		6,196,900
Financial Services - 0.5%
KfW 3% 5/20/2027	5,800,000	5,751,059
KfW 3.5% 8/9/2028	200,000	200,003
KfW 3.875% 5/15/2028	7,000,000	7,060,733
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,410,330
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	600,000	599,367
		16,021,492
TOTAL GERMANY		22,218,392
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	150,000	149,398
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,365,001
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	148,801
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	750,000	748,977
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	505,967
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	716,975
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	155,513
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	752,929

TOTAL IRELAND		4,543,561
JAPAN - 0.9%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,285,572
Toyota Motor Corp 4.186% 6/30/2027	2,180,000	2,192,550
Toyota Motor Corp 4.45% 6/30/2030	490,000	497,494
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,856,460
		5,832,076
Financials - 0.7%
Banks - 0.6%
Japan Bank for International Cooperation 3.875% 7/3/2028	800,000	803,703
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	608,498
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,031,754
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	900,000	885,147
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	842,960
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	450,432
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (b)	300,000	302,506
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)	1,050,000	1,065,149
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (b)	1,200,000	1,243,387
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	300,000	310,482
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	300,000	308,175
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (b)	300,000	306,930
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	1,000,000	1,029,261
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)	210,000	207,121
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	743,000	731,464
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	424,424
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	370,000	375,520
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	600,000	618,693
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	1,000,000	1,037,734
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	200,000	204,849
Mizuho Financial Group Inc 5.667% 5/27/2029 (b)	590,000	612,006
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	860,000	896,085
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,400,000	1,372,381
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	500,000	472,353
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	240,000	237,955
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,880,000	1,809,466
Sumitomo Mitsui Financial Group Inc 3.446% 1/11/2027	370,000	367,806
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,172,350
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	728,295
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	670,678
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	313,085
		22,440,649
Capital Markets - 0.1%
Nomura Holdings Inc 2.172% 7/14/2028	410,000	389,958
Nomura Holdings Inc 2.71% 1/22/2029	200,000	191,074
Nomura Holdings Inc 5.386% 7/6/2027	240,000	244,377
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,075,303
Nomura Holdings Inc 6.07% 7/12/2028	400,000	418,055
		2,318,767
TOTAL FINANCIALS		24,759,416

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	1,510,000	1,382,572
TOTAL JAPAN		31,974,064
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 4% 9/11/2029	500,000	502,660
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,048,702
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	413,663
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,212,868
Korea Development Bank/The 4.875% 2/3/2030	800,000	831,233

TOTAL KOREA (SOUTH)		6,009,126
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	791,075
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	402,231
MULTI-NATIONAL - 0.5%
Financials - 0.5%
Banks - 0.4%
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	1,005,526
Corp Andina de Fomento 5% 1/22/2030	1,000,000	1,037,982
Corp Andina de Fomento 5% 1/24/2029	175,000	180,539
European Investment Bank 3.75% 11/15/2029	7,000,000	7,038,421
Inter-American Development Bank 1.5% 1/13/2027	3,500,000	3,417,277
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,917,413
		14,597,158
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,055,242
TOTAL MULTI-NATIONAL		16,652,400
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028 (d)	1,500,000	1,535,329
ING Groep NV 1.726% 4/1/2027 (b)	484,000	480,042
ING Groep NV 4.017% 3/28/2028 (b)	1,240,000	1,238,163
ING Groep NV 4.05% 4/9/2029	700,000	698,404
ING Groep NV 5.066% 3/25/2031 (b)	500,000	514,130
ING Groep NV 5.335% 3/19/2030 (b)	430,000	445,328
		4,911,396
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	790,000	761,863
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	170,000	169,739
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	291,151
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	144,981
		1,367,734
TOTAL NETHERLANDS		6,279,130
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 4.25% 6/2/2028	1,400,000	1,414,197
Equinor ASA 4.5% 9/3/2030	600,000	611,188

TOTAL NORWAY		2,025,385
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	579,265
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	622,379
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	206,882
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	784,680
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,362,388
Banco Santander SA 4.175% 3/24/2028 (b)	600,000	599,487
Banco Santander SA 4.379% 4/12/2028	600,000	602,727
Banco Santander SA 5.294% 8/18/2027	400,000	407,148
Banco Santander SA 5.538% 3/14/2030 (b)	600,000	621,845
Banco Santander SA 6.527% 11/7/2027 (b)	3,000,000	3,065,211
Banco Santander SA 6.607% 11/7/2028	200,000	213,493
		8,486,240
TOTAL SPAIN		9,065,505
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.75% 5/8/2028	1,000,000	1,003,530
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG/Stamford CT 1.25% 8/7/2026 (d)	430,000	422,645
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	670,000	637,193
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	750,000	685,783
Diageo Capital PLC 5.3% 10/24/2027	650,000	665,797
		1,351,580
Food Products - 0.0%
Unilever Capital Corp 2.9% 5/5/2027	730,000	721,936
Unilever Capital Corp 4.875% 9/8/2028	160,000	164,465
		886,401
Tobacco - 0.1%
BAT Capital Corp 2.259% 3/25/2028	450,000	431,944
BAT Capital Corp 3.215% 9/6/2026	200,000	198,663
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,029,961
BAT Capital Corp 4.7% 4/2/2027	250,000	251,505
BAT Capital Corp 4.906% 4/2/2030	430,000	440,397
BAT International Finance PLC 5.931% 2/2/2029	590,000	620,198
		2,972,668
TOTAL CONSUMER STAPLES		5,210,649

Financials - 1.1%
Banks - 1.1%
Barclays PLC 2.279% 11/24/2027 (b)	1,940,000	1,903,825
Barclays PLC 4.375% 1/12/2026	520,000	520,017
Barclays PLC 4.476% 11/11/2029 (b)	2,000,000	2,011,823
Barclays PLC 4.836% 5/9/2028	1,330,000	1,338,419
Barclays PLC 4.942% 9/10/2030 (b)	600,000	611,976
Barclays PLC 5.367% 2/25/2031 (b)	500,000	518,040
Barclays PLC 5.501% 8/9/2028 (b)	200,000	204,122
Barclays PLC 5.674% 3/12/2028 (b)	1,410,000	1,435,589
Barclays PLC 5.69% 3/12/2030 (b)	550,000	572,939
Barclays PLC 5.829% 5/9/2027 (b)	600,000	604,085
Barclays PLC 6.49% 9/13/2029 (b)	520,000	550,440
Barclays PLC 7.385% 11/2/2028 (b)	1,000,000	1,058,135
HSBC Holdings PLC 2.013% 9/22/2028 (b)	3,240,000	3,119,823
HSBC Holdings PLC 3.973% 5/22/2030 (b)	1,770,000	1,752,010
HSBC Holdings PLC 4.619% 11/6/2031 (b)	1,800,000	1,811,708
HSBC Holdings PLC 5.13% 3/3/2031 (b)	400,000	411,063
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,300,000	1,344,159
HSBC Holdings PLC 5.286% 11/19/2030 (b)	1,220,000	1,261,927
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,710,000	1,743,874
HSBC Holdings PLC 5.887% 8/14/2027 (b)	3,000,000	3,035,112
HSBC Holdings PLC 6.161% 3/9/2029 (b)	400,000	416,895
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	210,000	207,603
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	1,310,000	1,296,605
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	610,000	607,062
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	250,000	250,509
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	330,185
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	600,000	609,606
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	250,000	254,502
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	900,000	944,204
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	240,000	249,103
NatWest Group PLC 3.073% 5/22/2028 (b)	500,000	492,841
NatWest Group PLC 4.445% 5/8/2030 (b)	990,000	995,854
NatWest Group PLC 5.516% 9/30/2028 (b)	200,000	204,998
NatWest Group PLC 5.808% 9/13/2029 (b)	1,900,000	1,980,746
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	200,758
NatWest Group PLC 6.475% 6/1/2034 (b)	300,000	315,273
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	414,110
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	400,000	396,844
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	1,100,000	1,101,212
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	800,000	836,871
		37,914,867
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	781,368
Astrazeneca Finance LLC 4.875% 3/3/2028	590,000	603,643
Astrazeneca PLC 3.125% 6/12/2027	410,000	406,081
		1,791,092
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	372,048
TOTAL UNITED KINGDOM		45,925,849
UNITED STATES - 20.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	1,550,000	1,474,046
AT&T Inc 2.3% 6/1/2027	2,980,000	2,904,345
AT&T Inc 4.3% 2/15/2030	70,000	70,391
AT&T Inc 4.35% 3/1/2029	1,970,000	1,981,245
Sprint Capital Corp 6.875% 11/15/2028	70,000	75,395
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	4,065,623
Verizon Communications Inc 3.875% 2/8/2029 (d)	580,000	577,229
Verizon Communications Inc 4.016% 12/3/2029	800,000	794,084
Verizon Communications Inc 4.329% 9/21/2028	1,210,000	1,219,961
		13,162,319
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	1,070,000	1,093,738
Netflix Inc 5.875% 11/15/2028	260,000	274,239
Walt Disney Co/The 2% 9/1/2029	620,000	579,300
Walt Disney Co/The 3.375% 11/15/2026	310,000	308,831
		2,256,108
Interactive Media & Services - 0.2%
Alphabet Inc 3.875% 11/15/2028	2,000,000	2,011,949
Alphabet Inc 4% 5/15/2030	400,000	402,337
Alphabet Inc 4.1% 11/15/2030	900,000	907,763
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,036,618
Meta Platforms Inc 4.2% 11/15/2030	1,750,000	1,762,165
Meta Platforms Inc 4.3% 8/15/2029	750,000	761,252
Meta Platforms Inc 4.6% 5/15/2028	400,000	407,809
		7,289,893
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,112,768
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	520,000	517,086
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	730,000	737,145
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	240,000	250,255
Comcast Corp 2.35% 1/15/2027	270,000	265,236
Comcast Corp 3.4% 4/1/2030	3,090,000	2,995,835
Fox Corp 4.709% 1/25/2029	680,000	690,156
Paramount Global 2.9% 1/15/2027	190,000	186,770
Paramount Global 3.375% 2/15/2028	200,000	195,423
TWDC Enterprises 18 Corp 2.95% 6/15/2027	820,000	810,362
		7,761,036
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 1.5% 2/15/2026 (d)	290,000	288,396
T-Mobile USA Inc 2.625% 2/15/2029	380,000	362,540
T-Mobile USA Inc 3.375% 4/15/2029	1,880,000	1,832,432
T-Mobile USA Inc 3.75% 4/15/2027	470,000	467,857
T-Mobile USA Inc 3.875% 4/15/2030	2,090,000	2,058,729
T-Mobile USA Inc 4.95% 3/15/2028	2,000,000	2,038,439
		7,048,393
TOTAL COMMUNICATION SERVICES		37,517,749

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	277,990
Automobiles - 0.4%
American Honda Finance Corp 2.25% 1/12/2029	990,000	935,551
American Honda Finance Corp 3.5% 2/15/2028	560,000	554,502
American Honda Finance Corp 4.25% 9/1/2028	790,000	794,253
American Honda Finance Corp 4.4% 9/5/2029	290,000	292,727
American Honda Finance Corp 4.55% 7/9/2027 (d)	1,300,000	1,311,803
American Honda Finance Corp 4.8% 3/5/2030	800,000	817,535
American Honda Finance Corp 5.125% 7/7/2028	280,000	287,409
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	565,657
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	277,886
General Motors Financial Co Inc 4.9% 10/6/2029	650,000	660,659
General Motors Financial Co Inc 5% 4/9/2027	960,000	969,690
General Motors Financial Co Inc 5.35% 1/7/2030	920,000	949,577
General Motors Financial Co Inc 5.4% 5/8/2027	630,000	640,362
General Motors Financial Co Inc 5.45% 7/15/2030	770,000	801,171
General Motors Financial Co Inc 5.55% 7/15/2029 (d)	1,120,000	1,161,059
General Motors Financial Co Inc 5.8% 1/7/2029	990,000	1,031,695
General Motors Financial Co Inc 5.8% 6/23/2028	400,000	414,667
		12,466,203
Broadline Retail - 0.2%
Amazon.com Inc 1.2% 6/3/2027 (d)	1,440,000	1,388,117
Amazon.com Inc 1.5% 6/3/2030	1,650,000	1,488,963
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,110,139
Amazon.com Inc 3.45% 4/13/2029 (d)	680,000	672,228
Amazon.com Inc 3.9% 11/20/2028	1,000,000	1,003,867
Amazon.com Inc 4.1% 11/20/2030	800,000	803,846
Amazon.com Inc 4.55% 12/1/2027	420,000	426,466
eBay Inc 2.7% 3/11/2030	500,000	470,086
		7,363,712
Diversified Consumer Services - 0.0%
Cornell University 4.169% 6/15/2030	85,000	85,698
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants Inc 4.55% 10/15/2029	340,000	342,755
Expedia Group Inc 3.25% 2/15/2030	520,000	499,713
Expedia Group Inc 3.8% 2/15/2028	490,000	486,734
Expedia Group Inc 5% 2/15/2026	330,000	330,063
Las Vegas Sands Corp 5.625% 6/15/2028	1,230,000	1,258,105
Marriott International Inc/MD 3.125% 6/15/2026	190,000	189,097
Marriott International Inc/MD 4.2% 7/15/2027	610,000	611,725
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,144,566
Marriott International Inc/MD 5% 10/15/2027	450,000	457,914
McDonald's Corp 3.5% 7/1/2027	240,000	238,337
McDonald's Corp 3.8% 4/1/2028 (d)	340,000	339,255
McDonald's Corp 4.4% 2/12/2031	750,000	756,910
McDonald's Corp 5% 5/17/2029	670,000	690,755
Starbucks Corp 2.45% 6/15/2026	350,000	346,953
Starbucks Corp 4% 11/15/2028	980,000	979,689
Starbucks Corp 4.8% 5/15/2030	500,000	511,336
		9,183,907
Household Durables - 0.0%
Lennar Corp 4.75% 11/29/2027	350,000	352,773
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	371,402
		724,175
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	860,000	850,071
Hasbro Inc 3.55% 11/19/2026	200,000	199,120
		1,049,191
Specialty Retail - 0.3%
AutoNation Inc 1.95% 8/1/2028 (d)	190,000	178,864
AutoNation Inc 4.45% 1/15/2029	400,000	401,092
AutoZone Inc 3.125% 4/21/2026	270,000	268,913
AutoZone Inc 4.5% 2/1/2028	160,000	161,844
AutoZone Inc 5.1% 7/15/2029	360,000	371,218
AutoZone Inc 5.165% 6/15/2030	550,000	569,298
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,199,711
Home Depot Inc/The 3.9% 12/6/2028	330,000	330,939
Home Depot Inc/The 3.95% 9/15/2030 (d)	600,000	598,606
Home Depot Inc/The 4.75% 6/25/2029	900,000	923,255
Home Depot Inc/The 4.9% 4/15/2029	660,000	679,342
Lowe's Cos Inc 3.65% 4/5/2029	1,420,000	1,399,311
Lowe's Cos Inc 3.95% 10/15/2027	920,000	918,993
Lowe's Cos Inc 4.25% 3/15/2031	140,000	139,463
O'Reilly Automotive Inc 4.35% 6/1/2028 (d)	1,130,000	1,139,300
		9,280,149
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	550,000	542,662
NIKE Inc 2.85% 3/27/2030	640,000	611,603
Tapestry Inc 5.1% 3/11/2030	380,000	390,076
VF Corp 2.8% 4/23/2027	420,000	409,496
		1,953,837
TOTAL CONSUMER DISCRETIONARY		42,384,862

Consumer Staples - 1.1%
Beverages - 0.4%
Coca-Cola Co/The 1.45% 6/1/2027	610,000	590,210
Coca-Cola Co/The 1.65% 6/1/2030	1,250,000	1,133,182
Coca-Cola Co/The 2.9% 5/25/2027	760,000	751,666
Coca-Cola Co/The 3.45% 3/25/2030	300,000	294,766
Constellation Brands Inc 3.7% 12/6/2026	340,000	339,036
Constellation Brands Inc 4.35% 5/9/2027	250,000	250,952
Constellation Brands Inc 4.65% 11/15/2028	700,000	710,198
Constellation Brands Inc 4.8% 1/15/2029	240,000	244,216
Constellation Brands Inc 4.8% 5/1/2030	390,000	397,070
Keurig Dr Pepper Inc 2.55% 9/15/2026	110,000	108,597
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	336,654
Keurig Dr Pepper Inc 4.597% 5/25/2028	1,300,000	1,309,748
Keurig Dr Pepper Inc 4.6% 5/15/2030	480,000	482,253
PepsiCo Inc 2.375% 10/6/2026	500,000	494,095
PepsiCo Inc 2.75% 3/19/2030	1,250,000	1,189,018
PepsiCo Inc 3% 10/15/2027	2,470,000	2,439,642
PepsiCo Inc 3.6% 2/18/2028	230,000	229,378
PepsiCo Inc 4.3% 7/23/2030	200,000	202,630
PepsiCo Inc 4.6% 2/7/2030 (d)	500,000	512,659
		12,015,970
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 3.5% 4/3/2030 (d)	310,000	299,707
Dollar General Corp 4.625% 11/1/2027	1,000,000	1,007,862
Dollar Tree Inc 4.2% 5/15/2028	940,000	938,984
Kroger Co/The 2.2% 5/1/2030	350,000	322,488
Kroger Co/The 2.65% 10/15/2026	120,000	118,573
Kroger Co/The 3.5% 2/1/2026	200,000	199,680
Sysco Corp 3.25% 7/15/2027	340,000	335,932
Sysco Corp 5.95% 4/1/2030	820,000	869,683
Target Corp 3.375% 4/15/2029	660,000	648,562
Target Corp 4.35% 6/15/2028	600,000	606,754
Walmart Inc 1.5% 9/22/2028	1,350,000	1,274,921
Walmart Inc 3.9% 4/15/2028	300,000	301,888
Walmart Inc 3.95% 9/9/2027	800,000	803,971
		7,729,005
Food Products - 0.2%
Archer-Daniels-Midland Co 3.25% 3/27/2030	300,000	289,966
Bunge Ltd Finance Corp 4.2% 9/17/2029	250,000	250,053
Campbell's Company/The 2.375% 4/24/2030 (d)	390,000	359,231
Campbell's Company/The 4.15% 3/15/2028	550,000	551,222
Conagra Brands Inc 1.375% 11/1/2027	270,000	255,988
Conagra Brands Inc 4.85% 11/1/2028	1,000,000	1,013,789
General Mills Inc 4.2% 4/17/2028	940,000	942,872
General Mills Inc 4.875% 1/30/2030	620,000	635,948
JM Smucker Co 3.375% 12/15/2027	360,000	355,899
Kellanova 3.4% 11/15/2027 (d)	450,000	445,782
Kraft Heinz Foods Co 3% 6/1/2026	430,000	427,529
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	797,011
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	386,184
Mondelez International Inc 2.625% 3/17/2027	500,000	491,092
Mondelez International Inc 4.5% 5/6/2030	600,000	606,539
Tyson Foods Inc 3.55% 6/2/2027	550,000	545,279
Tyson Foods Inc 5.4% 3/15/2029	360,000	372,462
		8,726,846
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	429,231
Kimberly-Clark Corp 3.95% 11/1/2028	280,000	281,274
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,066,739
Procter & Gamble Co/The 3.95% 1/26/2028	1,020,000	1,026,684
		2,803,928
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 2.6% 4/15/2030 (d)	610,000	572,286
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	252,600
Kenvue Inc 5.05% 3/22/2028	590,000	603,557
		1,428,443
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	390,000	385,536
Altria Group Inc 4.4% 2/14/2026	100,000	99,985
Altria Group Inc 4.5% 8/6/2030	350,000	352,645
Altria Group Inc 4.8% 2/14/2029	780,000	793,248
Philip Morris International Inc 3.125% 8/17/2027	220,000	217,255
Philip Morris International Inc 3.375% 8/15/2029	440,000	429,340
Philip Morris International Inc 3.875% 10/27/2028	160,000	159,576
Philip Morris International Inc 4% 10/29/2030	700,000	693,707
Philip Morris International Inc 4.625% 11/1/2029	1,720,000	1,751,628
Philip Morris International Inc 4.875% 2/15/2028	500,000	509,544
Philip Morris International Inc 5.125% 11/17/2027	1,970,000	2,011,253
		7,403,717
TOTAL CONSUMER STAPLES		40,107,909

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	660,000	647,315
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486% 5/1/2030	450,000	455,355
Halliburton Co 2.92% 3/1/2030	430,000	408,015
NOV Inc 3.6% 12/1/2029	220,000	214,661
		1,725,346
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	541,511
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,372,218
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	343,413
Cheniere Energy Inc 4.625% 10/15/2028	970,000	970,002
Chevron Corp 1.995% 5/11/2027	830,000	809,663
Chevron USA Inc 4.05% 8/13/2028	370,000	373,386
Chevron USA Inc 4.3% 10/15/2030	410,000	414,959
Chevron USA Inc 4.687% 4/15/2030	910,000	933,510
ConocoPhillips Co 4.7% 1/15/2030	840,000	858,257
DCP Midstream Operating LP 5.625% 7/15/2027	330,000	336,704
Diamondback Energy Inc 3.5% 12/1/2029	850,000	824,506
Diamondback Energy Inc 5.2% 4/18/2027	500,000	506,937
Energy Transfer LP 4.95% 6/15/2028	760,000	773,195
Energy Transfer LP 5.2% 4/1/2030 (d)	940,000	972,529
Energy Transfer LP 5.25% 7/1/2029	480,000	495,385
Energy Transfer LP 5.5% 6/1/2027	100,000	101,531
Energy Transfer LP 6.1% 12/1/2028	1,460,000	1,534,378
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	241,445
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	250,000	249,496
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)(d)	640,000	637,803
EQT Corp 3.9% 10/1/2027	250,000	248,508
EQT Corp 5.7% 4/1/2028	380,000	392,383
EQT Corp 7% 2/1/2030 (d)(f)	720,000	782,832
Expand Energy Corp 5.375% 3/15/2030	630,000	638,812
Hess Corp 4.3% 4/1/2027	350,000	351,264
Kinder Morgan Inc 1.75% 11/15/2026	610,000	597,294
Kinder Morgan Inc 4.3% 3/1/2028	410,000	412,339
Kinder Morgan Inc 5.1% 8/1/2029	280,000	288,371
Marathon Petroleum Corp 5.15% 3/1/2030	590,000	607,558
MPLX LP 4% 3/15/2028	1,070,000	1,066,970
MPLX LP 4.25% 12/1/2027	580,000	581,343
MPLX LP 4.8% 2/15/2031	600,000	607,675
Occidental Petroleum Corp 5.2% 8/1/2029 (d)	500,000	512,456
Occidental Petroleum Corp 6.375% 9/1/2028	110,000	115,404
Occidental Petroleum Corp 6.625% 9/1/2030	700,000	754,401
Occidental Petroleum Corp 8.5% 7/15/2027	770,000	806,814
ONEOK Inc 4.25% 9/24/2027	692,000	693,628
ONEOK Inc 4.4% 10/15/2029	940,000	942,928
ONEOK Inc 4.55% 7/15/2028	590,000	594,820
ONEOK Inc 5.375% 6/1/2029	170,000	175,206
ONEOK Inc 5.85% 1/15/2026	520,000	520,242
Ovintiv Inc 5.65% 5/15/2028	580,000	597,181
Phillips 66 3.9% 3/15/2028	990,000	985,235
Phillips 66 Co 3.55% 10/1/2026	390,000	388,956
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	230,000	230,655
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	430,000	432,846
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	400,665
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	794,629
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	150,000	150,176
Shell Finance US Inc 2.375% 11/7/2029	650,000	613,019
Shell Finance US Inc 4.125% 11/6/2030	440,000	442,296
Shell International Finance BV 3.875% 11/13/2028	710,000	710,969
Targa Resources Corp 4.35% 1/15/2029	180,000	180,606
Targa Resources Corp 4.9% 9/15/2030	280,000	285,585
Targa Resources Corp 6.15% 3/1/2029 (d)	650,000	685,398
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	560,025
Valero Energy Corp 4% 4/1/2029	480,000	477,167
Valero Energy Partners LP 4.5% 3/15/2028	230,000	231,652
Western Gas Partners LP 4.5% 3/1/2028	410,000	411,491
Western Gas Partners LP 4.75% 8/15/2028	240,000	242,228
Western Gas Partners LP 6.35% 1/15/2029	560,000	590,926
Williams Cos Inc/The 3.5% 11/15/2030	500,000	479,626
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,976,535
Williams Cos Inc/The 4.625% 6/30/2030	350,000	353,996
Williams Cos Inc/The 4.9% 3/15/2029	200,000	204,250
		37,408,188
TOTAL ENERGY		39,133,534

Financials - 7.8%
Banks - 3.7%
Bank of America Corp 1.658% 3/11/2027 (b)	820,000	814,105
Bank of America Corp 1.734% 7/22/2027 (b)	3,260,000	3,209,274
Bank of America Corp 3.194% 7/23/2030 (b)	2,980,000	2,885,408
Bank of America Corp 3.419% 12/20/2028 (b)	1,540,000	1,520,934
Bank of America Corp 3.593% 7/21/2028 (b)	1,120,000	1,111,309
Bank of America Corp 3.974% 2/7/2030 (b)	500,000	497,814
Bank of America Corp 4.376% 4/27/2028 (b)	1,900,000	1,906,834
Bank of America Corp 4.623% 5/9/2029 (b)	3,600,000	3,649,122
Bank of America Corp 4.948% 7/22/2028 (b)	1,200,000	1,216,878
Bank of America Corp 5.08% 1/20/2027 (b)	1,100,000	1,101,075
Bank of America Corp 5.162% 1/24/2031 (b)	1,750,000	1,815,221
Bank of America Corp 5.202% 4/25/2029 (b)	750,000	769,154
Bank of America Corp 5.511% 1/24/2036 (b)	350,000	369,400
Bank of America Corp 5.819% 9/15/2029 (b)	2,000,000	2,090,694
Bank of America Corp 6.204% 11/10/2028 (b)	800,000	831,958
Citibank NA 4.914% 5/29/2030 (d)	5,000,000	5,156,847
Citibank NA 5.803% 9/29/2028	760,000	797,715
Citigroup Inc 1.122% 1/28/2027 (b)	2,100,000	2,089,500
Citigroup Inc 1.462% 6/9/2027 (b)	2,200,000	2,168,655
Citigroup Inc 2.976% 11/5/2030 (b)	4,360,000	4,160,261
Citigroup Inc 3.52% 10/27/2028 (b)	1,650,000	1,632,932
Citigroup Inc 3.668% 7/24/2028 (b)	590,000	585,855
Citigroup Inc 3.887% 1/10/2028 (b)	1,130,000	1,127,015
Citigroup Inc 4.075% 4/23/2029 (b)	650,000	649,632
Citigroup Inc 4.125% 7/25/2028	480,000	480,111
Citigroup Inc 4.45% 9/29/2027	350,000	351,717
Citigroup Inc 4.503% 9/11/2031 (b)(d)	850,000	855,961
Citigroup Inc 4.542% 9/19/2030 (b)	290,000	292,646
Citigroup Inc 4.643% 5/7/2028 (b)	2,600,000	2,618,493
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (b)(d)	540,000	543,845
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	640,000	656,185
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	370,000	385,518
Comerica Inc 5.982% 1/30/2030 (b)	530,000	552,077
Fifth Third Bancorp 1.707% 11/1/2027 (b)(d)	250,000	244,246
Fifth Third Bancorp 3.95% 3/14/2028	930,000	928,343
Fifth Third Bancorp 4.895% 9/6/2030 (b)(d)	500,000	508,653
Fifth Third Bancorp 6.361% 10/27/2028 (b)	500,000	520,561
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	1,590,000	1,597,930
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	620,000	640,051
Huntington National Bank/The 4.552% 5/17/2028 (b)	590,000	593,367
JPMorgan Chase & Co 1.04% 2/4/2027 (b)	1,500,000	1,492,145
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	690,000	675,613
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	3,211,000	3,178,634
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	3,700,000	3,515,583
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	1,080,000	1,019,657
JPMorgan Chase & Co 3.2% 6/15/2026	150,000	149,311
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	510,000	506,618
JPMorgan Chase & Co 3.625% 12/1/2027	450,000	447,185
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	260,000	256,566
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,960,000	1,958,111
JPMorgan Chase & Co 4.125% 12/15/2026	1,480,000	1,482,154
JPMorgan Chase & Co 4.255% 10/22/2031 (b)	1,000,000	1,001,170
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	3,000,000	3,011,731
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	3,700,000	3,749,135
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	250,000	257,242
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	4,970,000	5,102,899
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	1,880,000	1,949,727
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	700,000	726,161
KeyCorp 2.25% 4/6/2027	50,000	48,745
KeyCorp 5.121% 4/4/2031 (b)	350,000	359,920
M&T Bank Corp 5.179% 7/8/2031 (b)	250,000	256,480
M&T Bank Corp 7.413% 10/30/2029 (b)	180,000	195,246
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (d)	1,220,000	1,237,225
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	1,500,000	1,502,541
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	500,000	502,735
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	1,500,000	1,525,726
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	850,000	871,571
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	630,000	653,261
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)	1,000,000	1,013,603
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	160,000	163,963
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	450,000	469,293
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,650,000	1,710,663
Regions Financial Corp 5.722% 6/6/2030 (b)(d)	380,000	395,884
Santander Holdings USA Inc 2.49% 1/6/2028 (b)(d)	500,000	489,807
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	290,000	296,855
Santander Holdings USA Inc 5.741% 3/20/2031 (b)(d)	400,000	414,425
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	420,000	438,522
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	550,000	575,458
Synchrony Bank 5.625% 8/23/2027 (d)	500,000	510,012
Truist Financial Corp 1.267% 3/2/2027 (b)	937,000	929,796
Truist Financial Corp 5.071% 5/20/2031 (b)	300,000	308,764
Truist Financial Corp 6.047% 6/8/2027 (b)(d)	2,000,000	2,018,171
Truist Financial Corp 7.161% 10/30/2029 (b)	1,100,000	1,191,067
US Bancorp 4.653% 2/1/2029 (b)	1,720,000	1,741,362
US Bancorp 5.046% 2/12/2031 (b)	300,000	308,990
US Bancorp 5.1% 7/23/2030 (b)	1,530,000	1,578,275
US Bancorp 5.775% 6/12/2029 (b)	1,260,000	1,311,148
Wells Fargo & Co 2.393% 6/2/2028 (b)	2,160,000	2,107,386
Wells Fargo & Co 2.879% 10/30/2030 (b)	3,000,000	2,859,956
Wells Fargo & Co 3% 10/23/2026	100,000	99,055
Wells Fargo & Co 3.196% 6/17/2027 (b)	2,580,000	2,567,239
Wells Fargo & Co 3.526% 3/24/2028 (b)	500,000	496,372
Wells Fargo & Co 3.584% 5/22/2028 (b)	600,000	595,611
Wells Fargo & Co 4.078% 9/15/2029 (b)	1,000,000	999,637
Wells Fargo & Co 4.1% 6/3/2026	460,000	459,946
Wells Fargo & Co 5.15% 4/23/2031 (b)	320,000	331,406
Wells Fargo & Co 5.198% 1/23/2030 (b)	970,000	1,000,784
Wells Fargo & Co 5.244% 1/24/2031 (b)	600,000	623,455
Wells Fargo & Co 5.574% 7/25/2029 (b)	2,600,000	2,694,660
Wells Fargo & Co 5.707% 4/22/2028 (b)	7,040,000	7,189,868
		129,451,821
Capital Markets - 2.1%
Apollo Debt Solutions BDC 6.9% 4/13/2029	420,000	440,637
Ares Capital Corp 2.15% 7/15/2026	100,000	98,488
Ares Capital Corp 2.875% 6/15/2028 (d)	750,000	715,861
Ares Capital Corp 5.875% 3/1/2029	580,000	595,945
Ares Capital Corp 5.95% 7/15/2029	300,000	308,514
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	370,000	365,283
Ares Strategic Income Fund 5.6% 2/15/2030	850,000	853,760
Ares Strategic Income Fund 5.7% 3/15/2028 (d)	820,000	830,652
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	1,000,000	1,011,969
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	1,200,000	1,236,330
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	300,000	309,338
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	210,000	223,242
BlackRock Funding Inc 4.6% 7/26/2027	1,050,000	1,063,276
Blackstone Private Credit Fund 2.625% 12/15/2026 (d)	470,000	460,510
Blackstone Private Credit Fund 3.25% 3/15/2027	360,000	353,531
Blackstone Private Credit Fund 5.05% 9/10/2030	320,000	315,465
Blackstone Private Credit Fund 5.25% 4/1/2030	90,000	89,672
Blackstone Private Credit Fund 5.95% 7/16/2029	500,000	511,267
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	244,519
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,009,920
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	122,539
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	1,012,574
Charles Schwab Corp/The 2.45% 3/3/2027	1,020,000	1,001,194
Charles Schwab Corp/The 3.25% 5/22/2029 (d)	640,000	623,243
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	300,000	300,778
Charles Schwab Corp/The 4.625% 3/22/2030 (d)	600,000	614,307
Charles Schwab Corp/The 5.643% 5/19/2029 (b)	490,000	508,892
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	460,000	487,920
Goldman Sachs BDC Inc 6.375% 3/11/2027	570,000	582,572
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,400,000	1,398,947
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)	1,660,000	1,647,454
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	3,320,000	3,254,750
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	5,190,000	5,155,695
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	500,000	496,606
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)	1,020,000	1,013,038
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	750,000	751,546
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	1,600,000	1,601,886
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	1,640,000	1,650,694
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,390,000	1,427,941
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	621,637
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)	1,500,000	1,570,960
Golub Capital BDC Inc 6% 7/15/2029 (d)	470,000	479,221
HPS Corporate Lending Fund 5.45% 1/14/2028	500,000	503,841
HPS Corporate Lending Fund 5.45% 11/15/2030 (e)	450,000	447,383
HPS Corporate Lending Fund 6.25% 9/30/2029 (d)	100,000	102,919
HPS Corporate Lending Fund 6.75% 1/30/2029 (d)	200,000	208,524
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,045,228
Intercontinental Exchange Inc 3.625% 9/1/2028	1,330,000	1,317,176
Intercontinental Exchange Inc 3.95% 12/1/2028	500,000	500,307
Intercontinental Exchange Inc 4.35% 6/15/2029	460,000	464,828
Jefferies Financial Group Inc 4.15% 1/23/2030	600,000	589,587
Jefferies Financial Group Inc 4.85% 1/15/2027	300,000	301,715
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	300,702
Lazard Group LLC 4.5% 9/19/2028	460,000	463,385
LPL Holdings Inc 5.15% 6/15/2030	250,000	255,472
LPL Holdings Inc 6.75% 11/17/2028 (d)	590,000	629,270
Moody's Corp 4.25% 2/1/2029	250,000	251,433
Morgan Stanley 0.985% 12/10/2026 (b)	1,600,000	1,598,623
Morgan Stanley 1.512% 7/20/2027 (b)	4,650,000	4,572,789
Morgan Stanley 1.593% 5/4/2027 (b)	3,080,000	3,046,356
Morgan Stanley 3.591% 7/22/2028 (b)	1,350,000	1,337,527
Morgan Stanley 4.35% 9/8/2026	120,000	120,295
Morgan Stanley 4.356% 10/22/2031 (b)	2,000,000	2,002,155
Morgan Stanley 4.431% 1/23/2030 (b)	460,000	463,445
Morgan Stanley 4.654% 10/18/2030 (b)	200,000	202,951
Morgan Stanley 5.042% 7/19/2030 (b)	1,470,000	1,511,153
Morgan Stanley 5.123% 2/1/2029 (b)	1,500,000	1,532,014
Morgan Stanley 5.164% 4/20/2029 (b)	820,000	839,519
Morgan Stanley 5.192% 4/17/2031 (b)	200,000	207,000
Morgan Stanley 5.23% 1/15/2031 (b)	2,000,000	2,068,645
Morgan Stanley 5.656% 4/18/2030 (b)	1,600,000	1,672,282
Morgan Stanley 6.25% 8/9/2026	140,000	142,138
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	300,000	309,338
Nasdaq Inc 3.85% 6/30/2026	270,000	269,713
Nasdaq Inc 5.35% 6/28/2028	300,000	309,451
Northern Trust Corp 3.375% 5/8/2032 (b)	250,000	246,025
S&P Global Inc 2.45% 3/1/2027	650,000	638,383
S&P Global Inc 2.7% 3/1/2029	870,000	834,986
S&P Global Inc 4.75% 8/1/2028	240,000	244,643
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (d)	160,000	164,171
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	126,089
State Street Corp 1.684% 11/18/2027 (b)	450,000	440,203
State Street Corp 2.4% 1/24/2030 (d)	2,200,000	2,077,657
State Street Corp 4.729% 2/28/2030	300,000	307,701
State Street Corp 5.684% 11/21/2029 (b)	220,000	230,586
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (b)(c)	600,000	603,720
		72,863,901
Consumer Finance - 1.0%
Ally Financial Inc 2.2% 11/2/2028	870,000	817,481
Ally Financial Inc 5.737% 5/15/2029 (b)(d)	480,000	490,836
Ally Financial Inc 6.848% 1/3/2030 (b)	220,000	232,611
Ally Financial Inc 6.992% 6/13/2029 (b)	270,000	284,354
American Express Co 3.3% 5/3/2027	540,000	535,880
American Express Co 4.351% 7/20/2029 (b)	400,000	403,271
American Express Co 5.016% 4/25/2031 (b)(d)	950,000	981,764
American Express Co 5.085% 1/30/2031 (b)	200,000	206,827
American Express Co 5.282% 7/27/2029 (b)	240,000	247,552
American Express Co 5.532% 4/25/2030 (b)	520,000	544,213
American Express Co 5.85% 11/5/2027 (d)	3,980,000	4,121,168
Capital One Financial Corp 3.75% 7/28/2026	340,000	338,926
Capital One Financial Corp 3.8% 1/31/2028	130,000	129,306
Capital One Financial Corp 4.1% 2/9/2027	1,340,000	1,338,986
Capital One Financial Corp 4.493% 9/11/2031 (b)	400,000	399,744
Capital One Financial Corp 4.5% 1/30/2026	100,000	99,999
Capital One Financial Corp 4.927% 5/10/2028 (b)	1,660,000	1,677,441
Capital One Financial Corp 5.247% 7/26/2030 (b)	760,000	783,208
Capital One Financial Corp 5.468% 2/1/2029 (b)(d)	2,030,000	2,083,579
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	601,366
Ford Motor Credit Co LLC 5.113% 5/3/2029 (d)	610,000	608,255
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	351,644
Ford Motor Credit Co LLC 5.8% 3/8/2029 (d)	500,000	509,696
Ford Motor Credit Co LLC 5.875% 11/7/2029 (d)	610,000	624,033
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,947,077
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,046,784
John Deere Capital Corp 1.5% 3/6/2028 (d)	1,380,000	1,310,870
John Deere Capital Corp 2.35% 3/8/2027	4,350,000	4,274,156
John Deere Capital Corp 2.8% 9/8/2027	1,000,000	983,588
John Deere Capital Corp 4.375% 10/15/2030	500,000	506,733
John Deere Capital Corp 4.55% 6/5/2030	700,000	713,982
John Deere Capital Corp 4.75% 1/20/2028	1,400,000	1,427,941
John Deere Capital Corp 4.9% 3/3/2028	300,000	307,135
John Deere Capital Corp 4.95% 7/14/2028	600,000	616,503
Synchrony Financial 3.7% 8/4/2026	220,000	219,077
Synchrony Financial 5.45% 3/6/2031 (b)	290,000	296,670
Synchrony Financial 5.935% 8/2/2030 (b)(d)	340,000	353,050
Toyota Motor Credit Corp 4.05% 9/5/2028	270,000	271,010
Toyota Motor Credit Corp 4.55% 8/9/2029	925,000	942,312
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	234,700
		35,863,728
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	216,142
Apollo Global Management Inc 4.6% 1/15/2031	250,000	251,692
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	280,000	280,168
Blue Owl Credit Income Corp 5.8% 3/15/2030	470,000	469,089
Blue Owl Credit Income Corp 6.6% 9/15/2029	300,000	308,442
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	740,392
BP Capital Markets America Inc 3.017% 1/16/2027	1,060,000	1,049,668
BP Capital Markets America Inc 4.699% 4/10/2029	1,400,000	1,428,713
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,653,428
CNH Industrial Capital LLC 4.75% 3/21/2028	110,000	111,459
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	235,643
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	683,465
Corebridge Financial Inc 3.65% 4/5/2027 (d)	540,000	535,832
Corebridge Financial Inc 6.875% 12/15/2052 (b)	540,000	551,660
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	721,807
Enact Holdings Inc 6.25% 5/28/2029 (d)	300,000	314,460
Equitable Holdings Inc 4.35% 4/20/2028	199,000	199,744
Essent Group Ltd 6.25% 7/1/2029	300,000	313,577
Fidelity National Information Services Inc 1.65% 3/1/2028 (d)	500,000	472,945
Fiserv Inc 3.2% 7/1/2026	280,000	278,257
Fiserv Inc 3.5% 7/1/2029	950,000	919,164
Fiserv Inc 4.55% 2/15/2031	620,000	615,377
Fiserv Inc 5.15% 3/15/2027	840,000	847,673
Fiserv Inc 5.375% 8/21/2028	890,000	912,534
Global Payments Inc 2.15% 1/15/2027	200,000	195,322
Global Payments Inc 2.9% 5/15/2030	350,000	324,276
Global Payments Inc 3.2% 8/15/2029	530,000	503,911
Global Payments Inc 4.5% 11/15/2028	1,000,000	1,003,340
Global Payments Inc 4.875% 11/15/2030	460,000	461,079
Global Payments Inc 4.95% 8/15/2027	160,000	161,443
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	400,000	406,588
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (d)(e)	100,000	101,977
Golub Capital Private Credit Fund 5.875% 5/1/2030	400,000	405,497
Jackson Financial Inc 5.17% 6/8/2027	180,000	182,016
Mastercard Inc 2.95% 6/1/2029	680,000	659,759
Mastercard Inc 3.3% 3/26/2027	800,000	795,210
Mastercard Inc 3.35% 3/26/2030	450,000	440,213
National Rural Utilities Cooperative Finance Corp 3.7% 3/15/2029	550,000	544,507
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	239,777
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	707,091
NMI Holdings Inc 6% 8/15/2029 (d)	300,000	310,449
PayPal Holdings Inc 2.85% 10/1/2029	620,000	593,635
PayPal Holdings Inc 3.9% 6/1/2027	170,000	170,058
Radian Group Inc 6.2% 5/15/2029	300,000	314,193
Rexford Industrial Realty LP 5% 6/15/2028	110,000	111,871
Sixth Street Lending Partners 5.75% 1/15/2030	300,000	303,844
Sixth Street Lending Partners 6.5% 3/11/2029	270,000	280,682
Visa Inc 0.75% 8/15/2027 (d)	600,000	571,691
Visa Inc 2.75% 9/15/2027	340,000	334,648
Voya Financial Inc 3.65% 6/15/2026	140,000	139,666
Voya Financial Inc 4.7% 1/23/2048 (b)	130,000	122,933
Western Union Co/The 1.35% 3/15/2026	330,000	327,046
		24,824,053
Insurance - 0.3%
AFLAC Inc 2.875% 10/15/2026 (d)	230,000	227,877
Allstate Corp/The 5.05% 6/24/2029	350,000	361,785
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.0514% 8/15/2053 (b)(c)	320,000	319,610
American International Group Inc 4.85% 5/7/2030 (d)	650,000	665,623
Aon Corp 8.205% 1/1/2027	230,000	239,326
Aon North America Inc 5.15% 3/1/2029	1,000,000	1,029,574
Arthur J Gallagher & Co 4.85% 12/15/2029	456,000	465,993
Assurant Inc 4.9% 3/27/2028	110,000	111,405
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	210,296
Athene Holding Ltd 4.125% 1/12/2028	320,000	319,088
Athene Holding Ltd 6.15% 4/3/2030 (d)	300,000	317,727
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	460,000	409,802
Berkshire Hathaway Fin Corp 1.85% 3/12/2030	170,000	156,414
Brighthouse Financial Inc 3.7% 6/22/2027 (d)	300,000	293,323
Brighthouse Financial Inc 5.625% 5/15/2030 (d)	300,000	302,891
Brown & Brown Inc 4.7% 6/23/2028	700,000	706,775
Brown & Brown Inc 4.9% 6/23/2030	120,000	121,568
CNA Financial Corp 3.45% 8/15/2027	400,000	395,591
CNA Financial Corp 4.5% 3/1/2026	510,000	510,000
First American Financial Corp 4% 5/15/2030	200,000	193,632
Globe Life Inc 4.55% 9/15/2028	180,000	181,881
Lincoln National Corp 3.05% 1/15/2030	390,000	372,043
Markel Group Inc 3.5% 11/1/2027	410,000	405,078
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	566,249
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	509,861
MetLife Inc 4.55% 3/23/2030	600,000	612,917
Principal Financial Group Inc 3.7% 5/15/2029 (d)	310,000	304,923
Progressive Corp/The 2.5% 3/15/2027 (d)	800,000	786,431
Prudential Financial Inc 1.5% 3/10/2026	160,000	158,859
Prudential Financial Inc 4.5% 9/15/2047 (b)	600,000	592,651
Trinity Acq PLC 4.4% 3/15/2026	470,000	469,978
Willis North America Inc 4.5% 9/15/2028	390,000	393,035
Willis North America Inc 4.65% 6/15/2027	300,000	302,099
		13,014,305
TOTAL FINANCIALS		276,017,808

Health Care - 2.1%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	1,830,000	1,812,900
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,784,679
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,083,413
Amgen Inc 2.2% 2/21/2027 (d)	2,250,000	2,200,909
Amgen Inc 3.2% 11/2/2027	1,460,000	1,439,955
Amgen Inc 4.05% 8/18/2029	450,000	449,348
Amgen Inc 5.15% 3/2/2028	1,720,000	1,760,510
Amgen Inc 5.25% 3/2/2030	500,000	519,647
Gilead Sciences Inc 2.95% 3/1/2027	110,000	108,855
Gilead Sciences Inc 4.8% 11/15/2029	800,000	824,496
		12,984,712
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 1.15% 1/30/2028	620,000	587,454
Baxter International Inc 1.915% 2/1/2027	1,540,000	1,500,409
Becton Dickinson & Co 3.7% 6/6/2027	610,000	606,487
Becton Dickinson & Co 5.081% 6/7/2029	700,000	720,306
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	276,195
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	915,671
GE HealthCare Technologies Inc 5.857% 3/15/2030	440,000	466,051
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	291,975
Solventum Corp 5.4% 3/1/2029	268,000	277,155
Stryker Corp 3.65% 3/7/2028	1,220,000	1,214,956
Stryker Corp 4.25% 9/11/2029	600,000	604,969
Zimmer Biomet Holdings Inc 3.05% 1/15/2026	250,000	249,582
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	154,691
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	227,677
		8,093,578
Health Care Providers & Services - 0.9%
Ascension Health 4.078% 11/15/2028	140,000	140,843
Ascension Health 4.294% 11/15/2030	182,000	183,305
Cardinal Health Inc 3.41% 6/15/2027	730,000	723,153
Cardinal Health Inc 4.5% 9/15/2030	370,000	373,825
Cardinal Health Inc 5.125% 2/15/2029	130,000	134,044
Cencora Inc 3.45% 12/15/2027	150,000	148,305
Cencora Inc 4.85% 12/15/2029	300,000	307,646
Centene Corp 4.25% 12/15/2027	1,890,000	1,866,783
Centene Corp 4.625% 12/15/2029 (d)	2,240,000	2,165,442
Cigna Group/The 2.4% 3/15/2030	380,000	353,148
Cigna Group/The 4.375% 10/15/2028	1,210,000	1,222,038
Cigna Group/The 4.5% 2/25/2026	130,000	129,996
Cigna Group/The 4.5% 9/15/2030	470,000	473,604
Cigna Group/The 5% 5/15/2029	470,000	483,039
CommonSpirit Health 4.352% 9/1/2030	200,000	200,247
CVS Health Corp 1.3% 8/21/2027	2,020,000	1,926,126
CVS Health Corp 2.875% 6/1/2026	530,000	526,548
CVS Health Corp 3.25% 8/15/2029	970,000	936,832
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,065,712
CVS Health Corp 5% 1/30/2029	1,330,000	1,360,753
Elevance Health Inc 3.65% 12/1/2027	460,000	456,819
Elevance Health Inc 4% 9/15/2028	590,000	588,734
Elevance Health Inc 4.75% 2/15/2030	230,000	234,902
Elevance Health Inc 5.15% 6/15/2029	750,000	773,709
HCA Inc 3.5% 9/1/2030	790,000	760,426
HCA Inc 4.125% 6/15/2029	1,470,000	1,466,738
HCA Inc 4.3% 11/15/2030	800,000	797,744
HCA Inc 4.5% 2/15/2027	820,000	821,736
HCA Inc 5.25% 3/1/2030	510,000	528,096
HCA Inc 5.375% 9/1/2026	260,000	260,698
Humana Inc 1.35% 2/3/2027	1,115,000	1,079,325
Humana Inc 3.125% 8/15/2029	380,000	365,124
Icon Investments Six DAC 5.849% 5/8/2029	245,000	255,839
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	795,158
McKesson Corp 4.65% 5/30/2030	300,000	305,965
PeaceHealth Obligated Group 4.335% 11/15/2028	50,000	50,288
Quest Diagnostics Inc 4.6% 12/15/2027	970,000	981,816
Sabra Health Care LP 3.9% 10/15/2029	140,000	136,915
UnitedHealth Group Inc 2% 5/15/2030	1,150,000	1,052,167
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,308,551
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	299,514
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	574,275
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	254,498
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,284,871
Universal Health Services Inc 1.65% 9/1/2026	270,000	264,301
Universal Health Services Inc 4.625% 10/15/2029	160,000	161,038
		31,580,636
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	740,000	780,099
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	740,000	742,057
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	122,549
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	456,459
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	753,348
Thermo Fisher Scientific Inc 5% 12/5/2026	330,000	333,362
		2,407,775
Pharmaceuticals - 0.6%
Eli Lilly & Co 4% 10/15/2028	800,000	805,427
Eli Lilly & Co 4.2% 8/14/2029	860,000	870,083
Eli Lilly & Co 4.75% 2/12/2030	500,000	515,042
GlaxoSmithKline Capital Inc 4.5% 4/15/2030 (d)	900,000	916,533
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,218,864
Johnson & Johnson 0.95% 9/1/2027 (d)	580,000	554,158
Johnson & Johnson 2.9% 1/15/2028 (d)	1,120,000	1,103,317
Johnson & Johnson 4.7% 3/1/2030	540,000	557,631
Merck & Co Inc 1.7% 6/10/2027	2,000,000	1,941,607
Merck & Co Inc 1.9% 12/10/2028 (d)	250,000	236,316
Merck & Co Inc 4.150% 9/15/2030 (d)	1,260,000	1,268,607
Novartis Capital Corp 2% 2/14/2027	580,000	568,437
Novartis Capital Corp 3.1% 5/17/2027	120,000	119,013
Novartis Capital Corp 3.9% 11/5/2028	500,000	502,093
Novartis Capital Corp 4.1% 11/5/2030	760,000	762,931
Pfizer Inc 3% 12/15/2026	110,000	109,163
Pfizer Inc 3.6% 9/15/2028 (d)	410,000	409,348
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,327,705
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	2,050,000	2,099,004
Royalty Pharma PLC 4.450% 3/25/2031	400,000	399,208
Viatris Inc 2.3% 6/22/2027 (d)	390,000	376,624
Viatris Inc 2.7% 6/22/2030	400,000	364,439
Zoetis Inc 3% 9/12/2027	480,000	472,454
Zoetis Inc 3.9% 8/20/2028 (d)	1,050,000	1,050,283
		19,548,287
TOTAL HEALTH CARE		75,395,087

Industrials - 1.4%
Aerospace & Defense - 0.5%
Boeing Co 2.75% 2/1/2026	350,000	348,986
Boeing Co 3.1% 5/1/2026	100,000	99,529
Boeing Co 3.2% 3/1/2029 (d)	1,280,000	1,238,039
Boeing Co 3.25% 2/1/2028	800,000	785,720
Boeing Co 5.15% 5/1/2030	1,310,000	1,350,192
GE Aerospace 4.3% 7/29/2030	300,000	303,361
General Dynamics Corp 2.625% 11/15/2027	500,000	489,513
General Dynamics Corp 3.625% 4/1/2030	630,000	620,633
Howmet Aerospace Inc 3% 1/15/2029	500,000	485,332
Huntington Ingalls Industries Inc 2.043% 8/16/2028	750,000	708,939
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	725,659
L3Harris Technologies Inc 5.05% 6/1/2029	340,000	350,118
L3Harris Technologies Inc 5.4% 1/15/2027	800,000	811,998
Lockheed Martin Corp 4.4% 8/15/2030	640,000	648,787
Lockheed Martin Corp 5.1% 11/15/2027 (d)	350,000	358,017
Northrop Grumman Corp 3.2% 2/1/2027 (d)	600,000	594,813
Northrop Grumman Corp 4.4% 5/1/2030	600,000	606,903
Northrop Grumman Corp 4.6% 2/1/2029	190,000	193,375
RTX Corp 3.5% 3/15/2027	1,010,000	1,004,165
RTX Corp 5.75% 1/15/2029	1,000,000	1,049,507
		12,773,586
Air Freight & Logistics - 0.0%
FedEx Corp 3.1% 8/5/2029	510,000	491,076
United Parcel Service Inc 3.05% 11/15/2027	530,000	522,968
United Parcel Service Inc 4.65% 10/15/2030	600,000	615,781
		1,629,825
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	530,202
Carrier Global Corp 2.722% 2/15/2030	780,000	734,394
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	521,643
Owens Corning 3.4% 8/15/2026	260,000	258,531
Owens Corning 3.95% 8/15/2029	460,000	456,559
		2,501,329
Commercial Services & Supplies - 0.1%
Republic Services Inc 3.95% 5/15/2028	300,000	300,665
Republic Services Inc 5% 11/15/2029 (d)	500,000	519,708
Waste Management Inc 4.65% 3/15/2030	900,000	921,226
Waste Management Inc 4.875% 2/15/2029	410,000	421,494
Waste Management Inc 4.95% 7/3/2027	440,000	447,173
		2,610,266
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	60,000	54,614
Emerson Electric Co 2% 12/21/2028	600,000	568,264
Hubbell Inc 3.15% 8/15/2027	260,000	256,191
Hubbell Inc 3.35% 3/1/2026	110,000	109,999
Regal Rexnord Corp 6.05% 4/15/2028	220,000	227,699
Regal Rexnord Corp 6.3% 2/15/2030	300,000	318,709
		1,535,476
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	99,289
CSX Corp 3.25% 6/1/2027	340,000	336,873
CSX Corp 4.25% 3/15/2029	290,000	292,900
Norfolk Southern Corp 2.9% 6/15/2026	490,000	487,196
Norfolk Southern Corp 7.8% 5/15/2027	320,000	337,243
Ryder System Inc 4.85% 6/15/2030	400,000	408,952
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,044,381
Union Pacific Corp 2.15% 2/5/2027	100,000	98,080
Union Pacific Corp 6.625% 2/1/2029	730,000	786,978
		3,891,892
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	250,000	246,531
3M Co 2.375% 8/26/2029	670,000	631,350
3M Co 2.875% 10/15/2027	410,000	402,393
3M Co 3.625% 9/14/2028 (d)	460,000	456,956
Honeywell International Inc 1.1% 3/1/2027	330,000	318,905
Honeywell International Inc 2.5% 11/1/2026	410,000	404,913
Honeywell International Inc 2.7% 8/15/2029 (d)	1,750,000	1,673,122
Honeywell International Inc 4.95% 2/15/2028	350,000	358,162
		4,492,332
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	649,264
Caterpillar Financial Services Corp 1.7% 1/8/2027	370,000	361,874
Caterpillar Financial Services Corp 4.1% 8/15/2028	300,000	302,092
Caterpillar Financial Services Corp 4.6% 11/15/2027	2,180,000	2,214,496
Caterpillar Financial Services Corp 4.85% 2/27/2029 (d)	440,000	453,026
Caterpillar Financial Services Corp 5% 5/14/2027 (d)	1,530,000	1,555,391
Cummins Inc 4.7% 2/15/2031	350,000	358,762
Eaton Corp 4.35% 5/18/2028	390,000	394,482
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	622,012
Ingersoll Rand Inc 5.4% 8/14/2028	470,000	486,414
Otis Worldwide Corp 2.565% 2/15/2030	890,000	833,495
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,610,839
Stanley Black & Decker Inc 6% 3/6/2028 (d)	1,310,000	1,358,456
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	280,000	278,321
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	660,000	668,038
		12,146,962
Passenger Airlines - 0.1%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	582,202	562,239
Delta Air Lines Inc 4.95% 7/10/2028	720,000	731,045
Delta Air Lines Inc 5.25% 7/10/2030	360,000	369,593
Southwest Airlines Co 2.625% 2/10/2030	230,000	213,095
Southwest Airlines Co 4.375% 11/15/2028	50,000	50,000
Southwest Airlines Co 5.125% 6/15/2027	870,000	879,771
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	73,320	73,325
		2,879,068
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030 (d)	594,000	610,440
Verisk Analytics Inc 4.5% 8/15/2030	370,000	372,997
		983,437
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	530,000	498,420
Air Lease Corp 2.2% 1/15/2027	280,000	273,559
Air Lease Corp 3% 2/1/2030	600,000	561,493
Air Lease Corp 3.625% 12/1/2027	570,000	562,172
Air Lease Corp 3.625% 4/1/2027	180,000	177,527
GATX Corp 4.55% 11/7/2028	680,000	686,098
		2,759,269
TOTAL INDUSTRIALS		48,203,442

Information Technology - 1.7%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	300,000	308,711
Cisco Systems Inc 4.8% 2/26/2027	1,250,000	1,264,715
Cisco Systems Inc 4.85% 2/26/2029	800,000	822,155
Motorola Solutions Inc 4.6% 5/23/2029	500,000	506,253
Motorola Solutions Inc 5% 4/15/2029	210,000	215,316
		3,117,150
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	850,000	848,974
Amphenol Corp 4.125% 11/15/2030	1,000,000	998,009
Amphenol Corp 4.375% 6/12/2028	800,000	808,513
Amphenol Corp 5.05% 4/5/2027	500,000	507,235
Amphenol Corp 5.05% 4/5/2029	300,000	309,219
Dell International LLC / EMC Corp 4.15% 2/15/2029	500,000	499,322
Dell International LLC / EMC Corp 4.35% 2/1/2030	800,000	800,401
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	681,662
Dell International LLC / EMC Corp 6.1% 7/15/2027	480,000	493,314
Flex Ltd 3.75% 2/1/2026	280,000	279,656
Teledyne Technologies Inc 1.6% 4/1/2026 (d)	180,000	178,345
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	278,006
Vontier Corp 1.8% 4/1/2026	210,000	208,101
Vontier Corp 2.4% 4/1/2028	120,000	114,597
		7,005,354
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	360,000	354,147
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	620,000	599,484
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	430,000	428,022
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	80,000	81,716
IBM Corporation 1.7% 5/15/2027	1,110,000	1,076,445
IBM Corporation 1.95% 5/15/2030	320,000	291,845
IBM Corporation 2.2% 2/9/2027	1,460,000	1,431,081
IBM Corporation 4.15% 7/27/2027	570,000	573,308
IBM Corporation 4.5% 2/6/2028	430,000	434,898
IBM Corporation 4.8% 2/10/2030	800,000	821,577
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	518,926
		6,611,449
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices Inc 3.45% 6/15/2027	370,000	367,565
Analog Devices Inc 4.5% 6/15/2030	440,000	447,649
Applied Materials Inc 3.3% 4/1/2027	630,000	626,033
Applied Materials Inc 4.8% 6/15/2029	260,000	267,073
Broadcom Inc 4% 4/15/2029 (e)	260,000	259,630
Broadcom Inc 4.11% 9/15/2028	670,000	672,816
Broadcom Inc 4.2% 10/15/2030	400,000	401,439
Broadcom Inc 4.35% 2/15/2030 (d)	1,120,000	1,129,546
Broadcom Inc 4.6% 7/15/2030	450,000	458,586
Broadcom Inc 4.75% 4/15/2029	230,000	234,919
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,467,315
Intel Corp 1.6% 8/12/2028 (d)	2,760,000	2,584,930
Intel Corp 2.6% 5/19/2026	100,000	99,285
Intel Corp 3.75% 3/25/2027	350,000	348,337
Intel Corp 3.75% 8/5/2027	1,440,000	1,429,989
Intel Corp 4.875% 2/10/2028	150,000	152,297
Intel Corp 5.125% 2/10/2030 (d)	400,000	411,671
Lam Research Corp 4% 3/15/2029	830,000	831,248
Marvell Technology Inc 1.65% 4/15/2026	270,000	267,455
Marvell Technology Inc 2.45% 4/15/2028	140,000	134,716
Marvell Technology Inc 4.75% 7/15/2030	90,000	91,338
Marvell Technology Inc 4.875% 6/22/2028	490,000	498,583
Microchip Technology Inc 5.05% 3/15/2029	1,170,000	1,194,306
QUALCOMM Inc 1.3% 5/20/2028 (d)	240,000	225,895
QUALCOMM Inc 3.25% 5/20/2027	1,050,000	1,042,316
QUALCOMM Inc 4.5% 5/20/2030	570,000	580,251
Texas Instruments Inc 4.5% 5/23/2030	800,000	816,476
Texas Instruments Inc 4.6% 2/15/2028	730,000	741,786
		17,783,450
Software - 0.4%
Adobe Inc 4.8% 4/4/2029 (d)	1,960,000	2,015,348
AppLovin Corp 5.125% 12/1/2029	130,000	132,979
Cadence Design Systems Inc 4.3% 9/10/2029	600,000	603,042
Fortinet Inc 1% 3/15/2026	210,000	207,786
Microsoft Corp 3.3% 2/6/2027	310,000	308,903
Oracle Corp 2.3% 3/25/2028	610,000	581,912
Oracle Corp 2.8% 4/1/2027	440,000	431,370
Oracle Corp 4.2% 9/27/2029	2,240,000	2,210,334
Oracle Corp 4.45% 9/26/2030	1,000,000	985,372
Oracle Corp 4.65% 5/6/2030	330,000	329,024
Oracle Corp 4.8% 8/3/2028	1,250,000	1,262,253
Roper Technologies Inc 2.95% 9/15/2029	310,000	296,557
Roper Technologies Inc 3.8% 12/15/2026	280,000	279,315
Roper Technologies Inc 4.2% 9/15/2028	470,000	471,373
Roper Technologies Inc 4.45% 9/15/2030	500,000	502,791
Salesforce Inc 1.5% 7/15/2028 (d)	1,560,000	1,474,602
Synopsys Inc 4.65% 4/1/2028	910,000	922,167
Synopsys Inc 4.85% 4/1/2030	600,000	612,944
VMware LLC 3.9% 8/21/2027 (d)	440,000	439,255
VMware LLC 4.7% 5/15/2030	310,000	315,209
		14,382,536
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.4% 8/5/2028 (d)	940,000	886,600
Apple Inc 2.9% 9/12/2027	460,000	454,044
Apple Inc 3% 11/13/2027	260,000	257,332
Apple Inc 3% 6/20/2027	640,000	633,501
Apple Inc 4% 5/10/2028 (d)	4,650,000	4,686,628
Apple Inc 4.2% 5/12/2030	1,240,000	1,259,379
Hewlett Packard Enterprise Co 4.4% 10/15/2030	370,000	369,087
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	886,163
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	205,523
HP Inc 3% 6/17/2027 (d)	350,000	344,032
HP Inc 5.4% 4/25/2030	550,000	571,440
		10,553,729
TOTAL INFORMATION TECHNOLOGY		59,453,668

Materials - 0.3%
Chemicals - 0.1%
Air Products and Chemicals Inc 4.3% 6/11/2028	800,000	808,256
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	336,522
Albemarle Corp 4.65% 6/1/2027 (d)	220,000	220,532
Dow Chemical Co/The 4.8% 11/30/2028	190,000	192,645
Eastman Chemical Co 5% 8/1/2029	330,000	336,315
Ecolab Inc 5.25% 1/15/2028	570,000	585,700
Huntsman Intl LLC 4.5% 5/1/2029	330,000	315,721
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	110,621
Mosaic Co/The 4.05% 11/15/2027	420,000	419,862
PPG Industries Inc 1.2% 3/15/2026	330,000	327,192
Rohm and Haas Co 7.85% 7/15/2029	200,000	222,636
RPM International Inc 4.55% 3/1/2029	140,000	141,620
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	693,749
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	303,103
		5,014,474
Construction Materials - 0.0%
Amrize Finance US LLC 4.95% 4/7/2030 (e)	630,000	646,338
CRH America Finance Inc 4.4% 2/9/2031	250,000	250,565
		896,903
Containers & Packaging - 0.1%
Amcor Group Finance PLC 5.45% 5/23/2029	830,000	858,810
Avery Dennison Corp 4.875% 12/6/2028	230,000	234,784
Berry Global Inc 1.57% 1/15/2026	280,000	279,051
Berry Global Inc 1.65% 1/15/2027	120,000	116,429
Sonoco Products Co 4.6% 9/1/2029	290,000	292,590
WestRock MWV LLC 8.2% 1/15/2030	480,000	549,120
WRKCo Inc 3.9% 6/1/2028	430,000	427,357
WRKCo Inc 4% 3/15/2028	380,000	379,624
		3,137,765
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	588,237
Freeport-McMoRan Inc 4.625% 8/1/2030	240,000	241,295
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	394,000	379,821
Nucor Corp 3.95% 5/1/2028	250,000	250,084
Nucor Corp 4.65% 6/1/2030	330,000	336,577
		1,796,014
TOTAL MATERIALS		10,845,156

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	300,000	301,969
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	610,515
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	287,961
Store Capital LLC 4.5% 3/15/2028	400,000	400,340
VICI Properties LP 4.75% 2/15/2028	960,000	969,772
VICI Properties LP 4.95% 2/15/2030	370,000	374,415
Vornado Realty LP 2.15% 6/1/2026 (d)	400,000	394,646
		3,339,618
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	139,226
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	250,733
Healthcare Realty Holdings LP 3.5% 8/1/2026 (d)	240,000	238,508
Healthcare Realty Holdings LP 3.75% 7/1/2027	680,000	674,661
Healthpeak OP LLC 1.35% 2/1/2027	540,000	522,770
Healthpeak OP LLC 2.125% 12/1/2028	160,000	150,605
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	279,796
Omega Healthcare Investors Inc 5.2% 7/1/2030	100,000	101,898
Ventas Realty LP 4.125% 1/15/2026	360,000	359,772
Ventas Realty LP 4.4% 1/15/2029	880,000	884,643
Welltower OP LLC 2.05% 1/15/2029	780,000	734,962
Welltower OP LLC 4.25% 4/1/2026	140,000	139,974
		4,477,548
Industrial REITs - 0.0%
Prologis LP 2.25% 4/15/2030	490,000	454,502
Prologis LP 4.375% 2/1/2029	550,000	555,545
Prologis LP 4.875% 6/15/2028	500,000	511,859
		1,521,906
Office REITs - 0.1%
Boston Properties LP 3.4% 6/21/2029	330,000	318,741
Boston Properties LP 3.65% 2/1/2026	320,000	319,556
COPT Defense Properties LP 2% 1/15/2029	300,000	279,621
Highwoods Realty LP 4.125% 3/15/2028	730,000	722,709
Kilroy Realty LP 4.25% 8/15/2029	280,000	275,017
		1,915,644
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	130,000	132,363
CBRE Services Inc 5.5% 4/1/2029	330,000	342,485
Digital Realty Trust LP 3.7% 8/15/2027	660,000	655,453
Digital Realty Trust LP 4.45% 7/15/2028	420,000	423,341
Digital Realty Trust LP 5.55% 1/15/2028	260,000	267,603
Essex Portfolio LP 3.375% 4/15/2026	240,000	239,125
Essex Portfolio LP 4% 3/1/2029	160,000	159,059
Extra Space Storage LP 4% 6/15/2029	570,000	566,556
Mid-America Apartments LP 4.2% 6/15/2028	340,000	341,302
Tanger Properties LP 3.875% 7/15/2027	210,000	208,711
		3,335,998
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	220,000	224,162
American Homes 4 Rent LP 4.95% 6/15/2030	150,000	153,218
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	84,806
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	263,207
Camden Property Trust 3.15% 7/1/2029 (d)	790,000	763,651
ERP Operating LP 2.85% 11/1/2026	610,000	604,310
UDR Inc 3.5% 7/1/2027	650,000	643,202
UDR Inc 4.4% 1/26/2029	250,000	251,990
		2,988,546
Retail REITs - 0.2%
Agree LP 2% 6/15/2028	120,000	114,261
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	169,517
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	258,725
Brixmor Operating Partnership LP 4.125% 6/15/2026	500,000	499,655
Federal Realty OP LP 1.25% 2/15/2026	290,000	288,068
Federal Realty OP LP 3.2% 6/15/2029	360,000	347,477
NNN REIT Inc 2.5% 4/15/2030	270,000	251,284
NNN REIT Inc 3.5% 10/15/2027	260,000	257,468
Realty Income Corp 3.95% 2/1/2029	800,000	797,331
Realty Income Corp 4% 7/15/2029	580,000	578,639
Realty Income Corp 4.7% 12/15/2028	730,000	743,618
Realty Income Corp 4.875% 6/1/2026	340,000	340,727
Regency Centers LP 4.125% 3/15/2028	280,000	280,356
Simon Property Group LP 1.75% 2/1/2028 (d)	260,000	248,516
Simon Property Group LP 3.25% 11/30/2026	380,000	377,662
Simon Property Group LP 3.375% 6/15/2027	100,000	99,249
Simon Property Group LP 4.375% 10/1/2030	780,000	786,272
		6,438,825
Specialized REITs - 0.3%
American Tower Corp 2.75% 1/15/2027	130,000	128,146
American Tower Corp 3.65% 3/15/2027	690,000	685,307
American Tower Corp 4.4% 2/15/2026	290,000	290,001
American Tower Corp 4.9% 3/15/2030	566,000	579,183
American Tower Corp 5.25% 7/15/2028	2,210,000	2,271,456
American Tower Corp 5.8% 11/15/2028	100,000	104,400
Crown Castle Inc 1.05% 7/15/2026	250,000	245,149
Crown Castle Inc 2.9% 3/15/2027	560,000	550,392
Crown Castle Inc 3.65% 9/1/2027	370,000	366,544
Crown Castle Inc 3.7% 6/15/2026	480,000	478,418
Crown Castle Inc 3.8% 2/15/2028	870,000	861,309
Crown Castle Inc 4.45% 2/15/2026	260,000	259,952
Crown Castle Inc 4.9% 9/1/2029	310,000	314,738
CubeSmart LP 2.25% 12/15/2028	400,000	378,681
EPR Properties 4.5% 6/1/2027	500,000	500,281
EPR Properties 4.95% 4/15/2028	260,000	262,145
Equinix Inc 1.45% 5/15/2026	491,000	484,915
Equinix Inc 3.2% 11/18/2029	1,480,000	1,421,950
Public Storage Operating Co 1.95% 11/9/2028	1,250,000	1,183,544
Weyerhaeuser Co 4% 4/15/2030	740,000	731,244
Weyerhaeuser Co 6.95% 10/1/2027	150,000	157,721
		12,255,476
TOTAL REAL ESTATE		36,273,561

Utilities - 1.6%
Electric Utilities - 1.1%
AEP Texas Inc 2.1% 7/1/2030	280,000	255,242
AEP Texas Inc 3.95% 6/1/2028	180,000	178,997
AEP Transmission Co LLC 3.1% 12/1/2026	180,000	178,425
Alabama Power Co 4.3% 3/15/2031	200,000	200,560
American Electric Power Co Inc 3.2% 11/13/2027 (d)	510,000	502,322
American Electric Power Co Inc 4.3% 12/1/2028	230,000	231,534
American Electric Power Co Inc 5.75% 11/1/2027 (d)	1,000,000	1,030,115
American Electric Power Co Inc 5.8% 3/15/2056 (b)	200,000	198,611
American Electric Power Co Inc 7.05% 12/15/2054 (b)	400,000	419,819
Avangrid Inc 3.8% 6/1/2029	260,000	256,702
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	350,000	359,197
Cleco Corporate Holdings LLC 3.743% 5/1/2026 (d)	220,000	219,172
Commonwealth Edison Co 3.7% 8/15/2028 (d)	660,000	657,186
Connecticut Light and Power Co/The 0.75% 12/1/2025	100,000	100,000
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	227,719
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	360,000	354,720
DTE Electric Co 2.625% 3/1/2031	250,000	230,970
Duke Energy Carolinas LLC 2.95% 12/1/2026	240,000	238,084
Duke Energy Carolinas LLC 4.85% 3/15/2030	670,000	690,931
Duke Energy Corp 2.65% 9/1/2026	340,000	336,426
Duke Energy Corp 3.25% 1/15/2082 (b)	220,000	212,257
Duke Energy Corp 3.4% 6/15/2029 (d)	430,000	419,922
Duke Energy Corp 5% 12/8/2027	750,000	762,578
Duke Energy Florida LLC 3.2% 1/15/2027	260,000	258,235
Duke Energy Florida LLC 4.2% 12/1/2030	600,000	601,251
Duke Energy Progress LLC 3.45% 3/15/2029 (d)	380,000	374,175
Edison International 4.125% 3/15/2028	360,000	355,813
Edison International 5.25% 11/15/2028	520,000	527,510
Edison International 5.75% 6/15/2027	126,000	128,142
Edison International 6.25% 3/15/2030	290,000	303,125
Entergy Corp 7.125% 12/1/2054 (b)	470,000	494,301
Entergy Louisiana LLC 2.4% 10/1/2026 (d)	490,000	483,913
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	502,919
Eversource Energy 2.9% 3/1/2027	160,000	157,391
Eversource Energy 5.45% 3/1/2028	1,400,000	1,433,676
Eversource Energy 5.95% 2/1/2029	380,000	397,635
Exelon Corp 2.75% 3/15/2027	600,000	589,342
Exelon Corp 3.4% 4/15/2026	100,000	99,714
Exelon Corp 4.05% 4/15/2030	750,000	744,201
FirstEnergy Corp 3.9% 7/15/2027 (f)	620,000	616,757
Florida Power & Light Co 4.625% 5/15/2030 (d)	470,000	479,706
Florida Power & Light Co 5.05% 4/1/2028	390,000	399,902
Georgia Power Co 4.65% 5/16/2028	800,000	812,712
Interstate Power and Light Co 3.6% 4/1/2029	450,000	441,781
Jersey Central Power & Light Co 4.4% 1/15/2031 (e)	200,000	199,504
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,220,000	1,190,793
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	559,234
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)(d)	1,080,000	1,056,029
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	1,130,000	1,141,386
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)(d)	150,000	146,784
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,528,089
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	1,100,000	1,137,050
NSTAR Electric Co 4.85% 3/1/2030	350,000	359,095
Oklahoma Gas and Electric Co 3.3% 3/15/2030	380,000	366,593
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (e)	1,500,000	1,511,306
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	241,526
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	209,169
Pacific Gas and Electric Co 3% 6/15/2028	2,120,000	2,051,066
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	176,906
Pacific Gas and Electric Co 5% 6/4/2028	1,900,000	1,930,855
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	314,569
PacifiCorp 3.5% 6/15/2029	400,000	388,571
PPL Capital Funding Inc 3.1% 5/15/2026	270,000	268,711
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	178,332
Southern California Edison Co 5.15% 6/1/2029	550,000	560,969
Southern California Edison Co 5.3% 3/1/2028	1,020,000	1,040,157
Southern California Edison Co 5.65% 10/1/2028	680,000	703,469
Southern Co/The 3.75% 9/15/2051 (b)	400,000	394,777
Southern Co/The 5.5% 3/15/2029	1,600,000	1,663,127
Southwestern Electric Power Co 2.75% 10/1/2026	320,000	316,845
System Energy Resources Inc 6% 4/15/2028	120,000	124,581
Union Electric Co 2.95% 6/15/2027	170,000	167,858
Virginia Electric and Power Co 2.95% 11/15/2026 (d)	420,000	415,952
Virginia Electric and Power Co 3.15% 1/15/2026	360,000	359,455
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	101,923
Xcel Energy Inc 1.75% 3/15/2027	590,000	572,753
		39,841,124
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	180,000	177,841
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	410,201
Southern California Gas Co 2.6% 6/15/2026	510,000	506,107
Southern California Gas Co 2.95% 4/15/2027	460,000	453,532
Southern Co Gas Capital Corp 4.05% 9/15/2028	130,000	130,082
Southwest Gas Corp 5.45% 3/23/2028	300,000	308,166
		1,985,929
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.45% 6/1/2028 (d)	730,000	746,726
Southern Power Co 4.25% 10/1/2030	180,000	179,706
		926,432
Multi-Utilities - 0.4%
Ameren Corp 1.75% 3/15/2028	450,000	427,014
Ameren Corp 5.7% 12/1/2026	500,000	507,520
Berkshire Hathaway Energy Co 3.7% 7/15/2030	500,000	492,030
CenterPoint Energy Inc 1.45% 6/1/2026	370,000	365,092
CenterPoint Energy Inc 2.95% 3/1/2030	332,000	314,782
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	300,000	307,901
Consumers Energy Co 4.5% 1/15/2031	500,000	506,761
Consumers Energy Co 4.7% 1/15/2030	340,000	348,270
Consumers Energy Co 4.9% 2/15/2029	150,000	154,085
Dominion Energy Inc 3.375% 4/1/2030	670,000	647,002
Dominion Energy Inc 4.6% 5/15/2028	700,000	709,056
Dominion Energy Inc 6% 2/15/2056 (b)	510,000	516,008
DTE Energy Co 2.85% 10/1/2026	100,000	99,002
DTE Energy Co 3.4% 6/15/2029	370,000	359,845
DTE Energy Co 4.875% 6/1/2028	230,000	234,176
DTE Energy Co 4.95% 7/1/2027	390,000	394,752
DTE Energy Co 5.1% 3/1/2029	280,000	287,493
DTE Energy Co 5.2% 4/1/2030	500,000	517,085
NiSource Inc 5.2% 7/1/2029	280,000	289,165
NiSource Inc 5.25% 3/30/2028 (d)	520,000	533,484
NiSource Inc 6.95% 11/30/2054 (b)	210,000	218,785
Public Service Enterprise Group Inc 5.2% 4/1/2029	620,000	639,060
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	450,001
Puget Energy Inc 2.379% 6/15/2028	310,000	296,145
San Diego Gas & Electric Co 2.5% 5/15/2026	280,000	277,928
San Diego Gas & Electric Co 4.95% 8/15/2028	720,000	737,316
Sempra 3.25% 6/15/2027	1,150,000	1,132,945
Sempra 3.7% 4/1/2029 (d)	700,000	689,262
Sempra 6.625% 4/1/2055 (b)	550,000	555,883
WEC Energy Group Inc 2.2% 12/15/2028 (d)	610,000	577,501
WEC Energy Group Inc 4.75% 1/15/2028	320,000	324,752
		13,910,101
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	265,626
American Water Capital Corp 3.45% 6/1/2029	570,000	559,764
		825,390
TOTAL UTILITIES		57,488,976

TOTAL UNITED STATES		722,821,752
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $908,751,210)		922,768,275

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,861,051
Federal Home Loan Bank 3.5% 10/4/2027	600,000	599,763
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,105,444
		10,566,258
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	900,000	907,437
TOTAL UNITED STATES		11,473,695
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,403,921)		11,473,695

U.S. Treasury Obligations - 72.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,727,693
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	92,060,000	86,964,335
US Treasury Notes 0.5% 4/30/2027	4.21	61,430,000	58,860,018
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	812,480
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,365,203
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	37,964
US Treasury Notes 0.625% 11/30/2027	4.38	90,260,000	85,288,649
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	126,448,963
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	45,044,132
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	10,186,594
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	61,319,325
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	23,360,000	22,663,762
US Treasury Notes 1.125% 2/29/2028	4.20	26,590,000	25,239,727
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	101,623,398
US Treasury Notes 1.25% 12/31/2026	4.17	35,000,000	34,126,367
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.86	91,650,000	86,927,877
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	47,548,139
US Treasury Notes 1.5% 1/31/2027	2.95 to 3.95	954,000	931,193
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	77,685,860
US Treasury Notes 1.625% 8/15/2029	3.57 to 4.29	97,730,000	91,385,185
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	84,340,000	78,874,372
US Treasury Notes 1.875% 2/28/2027	4.25	47,050,000	46,075,918
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,242,970
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	59,785,096
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,791,100
US Treasury Notes 2.875% 4/30/2029	4.74	45,490,000	44,539,330
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	32,599,802
US Treasury Notes 3.375% 9/15/2028	3.62	32,650,000	32,547,969
US Treasury Notes 3.5% 10/15/2028	3.60	38,240,000	38,240,000
US Treasury Notes 3.5% 11/15/2028	3.49	27,330,000	27,336,406
US Treasury Notes 3.5% 11/30/2030	3.60	72,040,000	71,719,197
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	20,292,675
US Treasury Notes 3.625% 10/31/2030	3.71	40,000,000	40,034,375
US Treasury Notes 3.625% 8/31/2027	3.61	8,340,000	8,353,357
US Treasury Notes 3.625% 8/31/2029	3.72 to 3.94	63,080,000	63,242,628
US Treasury Notes 3.625% 8/31/2030	3.69	70,000,000	70,071,093
US Treasury Notes 3.625% 9/30/2030	3.74	24,490,000	24,512,959
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	6,063,269
US Treasury Notes 3.75% 4/15/2028	3.58	17,660,000	17,761,407
US Treasury Notes 3.75% 4/30/2027	3.60 to 4.01	67,070,000	67,232,435
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.96	22,140,000	22,277,058
US Treasury Notes 3.75% 6/30/2027	3.72	47,310,000	47,454,148
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,663,483
US Treasury Notes 3.875% 3/15/2028	3.88	12,930,000	13,039,602
US Treasury Notes 3.875% 3/31/2027	3.89	34,290,000	34,414,569
US Treasury Notes 3.875% 4/30/2030	3.72	11,590,000	11,728,989
US Treasury Notes 3.875% 5/31/2027	3.89 to 3.94	68,720,000	69,036,757
US Treasury Notes 3.875% 6/15/2028	3.69	15,420,000	15,565,767
US Treasury Notes 3.875% 6/30/2030	3.80	48,330,000	48,913,358
US Treasury Notes 3.875% 7/15/2028	3.89	23,000,000	23,219,219
US Treasury Notes 3.875% 7/31/2027	3.94	11,900,000	11,963,684
US Treasury Notes 3.875% 7/31/2030	3.96	26,310,000	26,624,487
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	73,607,610
US Treasury Notes 4% 3/31/2030	3.95	38,270,000	38,912,817
US Treasury Notes 4% 5/31/2030	3.95	87,270,000	88,773,362
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,693,916
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,392,809
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	49,722,947
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,802,461
US Treasury Notes 4.125% 2/28/2027	3.99	41,950,000	42,215,465
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,848,431
US Treasury Notes 4.25% 11/30/2026	3.70	9,220,000	9,273,735
US Treasury Notes 4.25% 12/31/2026	4.25 to 4.33	27,200,000	27,376,375
US Treasury Notes 4.25% 2/15/2028	3.96	31,450,000	31,949,558
US Treasury Notes 4.25% 2/28/2029	4.18 to 4.36	12,010,000	12,276,941
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,954,992
US Treasury Notes 4.375% 12/15/2026	4.05 to 4.06	31,650,000	31,891,100
US Treasury Notes 4.375% 12/31/2029	3.73	15,580,000	16,055,312
US Treasury Notes 4.5% 5/15/2027	4.66	10,000	10,132
US Treasury Notes 4.875% 10/31/2030	3.69	6,130,000	6,475,770
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,523,920,399)			2,555,638,076

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.02	12,245,127	12,247,576
Fidelity Securities Lending Cash Central Fund (h)(i)	4.02	18,632,205	18,634,068
TOTAL MONEY MARKET FUNDS (Cost $30,881,644)			30,881,644

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,523,632,382)	3,570,096,701
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(31,460,204)
NET ASSETS - 100.0%	3,538,636,497

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,293,815 or 0.1% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,152,432	171,685,948	164,590,985	130,819	181	-	12,247,576	12,245,127	0.0%
Fidelity Securities Lending Cash Central Fund	23,093,995	260,102,969	264,563,322	16,560	426	-	18,634,068	18,632,205	0.1%
Total	28,246,427	431,788,917	429,154,307	147,379	607	-	30,881,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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